OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of lease obligation

		December 31, 2023	December 31, 2022
		$	$
Term loan	(a)	8,880	—
Lease obligation	(b)	1,655	1,883
Vehicles		42	69
Less: Current portion		(1,222)	(449)
		9,355	1,503

Schedule of long term lease liabilities

December 31, 2023
$
Undiscounted minimum lease payments:
Less than one year	523
One to two years	533
Two to three years	523
Three to six years	198
1,777
Effect of discounting	(122)
Present value of minimum lease payments – total lease liability	1,655
Less: Current portion	(464)
Long-term lease liabilities	1,191